Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 5 — Property and Equipment

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Computers, software and equipment	475	452
Furniture and fixtures	42	38
Leasehold improvements	81	81
	598	571
Less: accumulated depreciation and amortization	(454)	(393)
	144	178

As of December 31, 2011 and 2010, approximately $116 thousand and $138 thousand of the aggregate value of the Company’s net book value of property and equipment was located in Israel, respectively. During the years 2011 and 2010, the Company recorded $61 thousand and $87 thousand of depreciation and amortization expense, respectively, and $454 thousand cumulatively from inception.